Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000228148_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%
C000228148_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.57%)
C000204787_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%
C000204787_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.09%
C000204787_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000199108_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.02%
C000199108_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.24%
C000199108_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.44%
C000108059_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%
C000108059_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.90%)
C000108059_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.49%
C000249668_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.02%
C000249668_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.24%
C000249668_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.13%
C000201710_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%
C000201710_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.90%)
C000201710_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.73%
C000196739_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%
C000196739_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.55%
C000196739_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.70%
C000228148_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.87%
C000228148_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.64%)
C000204787_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.11%
C000204787_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.57%
C000204787_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%
C000199108_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%
C000199108_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.86%
C000199108_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.42%
C000108059_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%
C000108059_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.81%
C000108059_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.30%
C000108059_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%
C000108059_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.86%
C000108059_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.05%
C000249668_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%
C000249668_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.33%
C000249668_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.61%
C000249668_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.36%
C000249668_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.91%
C000249668_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.85%
C000201710_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%
C000201710_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.29%
C000201710_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.50%
C000196739_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.94%
C000196739_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.92%
C000196739_NoLoadClassMember_2024-06-01_2025-05-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.85%
C000196739_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%
C000196739_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.78%
C000196739_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000196739_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%
C000196739_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.41%
C000196739_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%